UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21326

Cohen & Steers REIT and Preferred Income Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

Tina M. Payne 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

SCHEDULE OF INVESTMENTS

September 30, 2014 (Unaudited)

	Number of Shares	Value
COMMON STOCK —REAL ESTATE 67.4%
DIVERSIFIED 4.0%
American Assets Trust(a)	175,367	$5,781,850
Forest City Enterprises, Class A(a),(b),(c)	235,858	4,613,382
Gramercy Property Trust	725,502	4,178,891
Vornado Realty Trust(a),(b)	237,653	23,755,794
		38,329,917

FREE STANDING 0.7%
American Realty Capital Properties(a),(b)	528,094	6,368,814

HEALTH CARE 5.0%
Aviv REIT(a),(b)	343,669	9,055,678
Health Care REIT(a)	154,872	9,659,367
Ventas(a),(b)	457,539	28,344,541
		47,059,586

HOTEL 6.2%
Belmond Ltd., Class A (Bermuda)(c)	245,494	2,862,460
Chatham Lodging Trust(a)	263,592	6,083,703
Hilton Worldwide Holdings(c)	251,681	6,198,903
Host Hotels & Resorts(a),(b)	779,369	16,623,941
Strategic Hotels & Resorts(a),(b),(c)	1,229,556	14,324,327
Sunstone Hotel Investors(a),(b)	913,025	12,618,006
		58,711,340

INDUSTRIALS 4.4%
First Industrial Realty Trust(a),(b)	174,616	2,952,757
Prologis(a),(b)	734,022	27,672,629
Rexford Industrial Realty	388,613	5,378,404
STAG Industrial	279,672	5,792,007
		41,795,797

OFFICE 13.9%
BioMed Realty Trust(a)	678,504	13,705,781
Boston Properties(a),(b)	73,652	8,525,955
Brandywine Realty Trust(a)	685,266	9,641,693
Corporate Office Properties Trust(a),(b)	243,644	6,266,524
Cousins Properties(a)	313,664	3,748,285
Douglas Emmett(a),(b)	382,532	9,819,596
Empire State Realty Trust, Class A(a)	435,908	6,547,338
Equity Commonwealth(a)	282,267	7,257,085

	Number of Shares	Value
Hudson Pacific Properties(a),(b)	291,826	$7,196,429
Kilroy Realty Corp.(a)	209,873	12,474,851
Liberty Property Trust	252,105	8,385,012
Mack-Cali Realty Corp.	128,090	2,447,800
Parkway Properties(a)	620,448	11,652,013
PS Business Parks(a)	39,311	2,993,140
SL Green Realty Corp.(a),(b)	211,606	21,439,920
		132,101,422

RESIDENTIAL 11.7%
APARTMENT 11.2%
American Homes 4 Rent, Class A(a),(b)	745,738	12,595,515
Apartment Investment & Management Co.(a),(b)	264,535	8,417,504
AvalonBay Communities(a)	65,019	9,165,728
Equity Residential(a),(b)	649,605	40,002,676
Essex Property Trust(a)	88,991	15,907,141
Home Properties	131,837	7,678,187
UDR(a),(b)	457,764	12,474,069
		106,240,820

MANUFACTURED HOME 0.5%
Sun Communities	101,247	5,112,973
TOTAL RESIDENTIAL		111,353,793

SELF STORAGE 4.9%
CubeSmart(a),(b)	327,876	5,895,211
Extra Space Storage(a)	154,860	7,986,130
Public Storage(a),(b)	139,559	23,144,465
Sovran Self Storage(a),(b)	131,376	9,769,119
		46,794,925

SHOPPING CENTERS 16.1%
COMMUNITY CENTER 6.8%
Brixmor Property Group(a)	349,818	7,786,949
Kimco Realty Corp.(a),(b)	809,291	17,731,566
Ramco-Gershenson Properties Trust(a),(b)	557,383	9,057,474
Regency Centers Corp.(a),(b)	249,571	13,434,407
Washington Prime Group(a),(b)	369,230	6,454,140
Weingarten Realty Investors(a),(b)	317,235	9,992,902
		64,457,438

FREE STANDING 0.5%
Spirit Realty Capital	402,766	4,418,343

	Number of Shares	Value
REGIONAL MALL 8.8%
General Growth Properties(a),(b)	848,132	$19,973,509
Glimcher Realty Trust(a)	290,749	3,936,741
Macerich Co. (The)(a),(b)	103,804	6,625,809
Pennsylvania REIT	233,298	4,651,962
Simon Property Group(a),(b)	294,249	48,380,421
		83,568,442
TOTAL SHOPPING CENTERS		152,444,223

SPECIALTY 0.5%
CyrusOne(a)	203,388	4,889,448
TOTAL COMMON STOCK (Identified cost—$478,643,884)		639,849,265

PREFERRED SECURITIES—$25 PAR VALUE 25.8%
BANKS 8.4%
AgriBank FCB, 6.875%, ($100 Par Value)	38,000	4,061,250
Citigroup, 6.875%, Series K	152,243	4,010,081
CoBank ACB, 6.25%, 144A ($100 Par Value)(a),(d)	33,000	3,483,562
CoBank ACB, 6.125%, Series G ($100 Par Value)	46,500	4,202,437
Countrywide Capital IV, 6.75%, due 4/1/33(a),(b)	238,687	6,084,132
Countrywide Capital V, 7.00%, due 11/1/36(a)	262,112	6,736,278
Farm Credit Bank of Texas, 6.75%, 144A(a),(d)	63,000	6,622,875
Fifth Third Bancorp, 6.625%, Series I	194,842	5,153,571
Huntington Bancshares, 8.50%, Series A ($1,000 Par Value)(Convertible)(a)	3,212	4,239,840
PNC Financial Services Group, 6.125%, Series P(a)	192,500	5,257,175
RBS Capital Funding Trust VII, 6.08%, Series G	140,000	3,344,600
Regions Financial Corp., 6.375%, Series B	256,532	6,510,782
SunTrust Banks, 5.875%, Series E	100,000	2,305,000
US Bancorp, 6.50%, Series F(a)	78,991	2,265,462
Wells Fargo & Co., 5.85%	339,617	8,704,384
Wells Fargo & Co., 6.625%	46,774	1,293,301
Zions Bancorp, 7.90%, Series F(a)	120,959	3,386,852
Zions Bancorp, 6.30%, Series G	85,441	2,165,075
		79,826,657

BANKS—FOREIGN 1.4%
Barclays Bank PLC, 7.75%, Series IV (United Kingdom)	100,000	2,586,000
Barclays Bank PLC, 8.125%, Series V (United Kingdom)(a)	250,000	6,492,500

	Number of Shares	Value
National Westminster Bank PLC, 7.76%, Series C (United Kingdom)(a)	172,192	$4,456,329
		13,534,829

DIVERSIFIED FINANCIAL SERVICES 0.2%
State Street Corp., 5.90%, Series D	77,730	1,993,775

ELECTRIC—INTEGRATED 0.5%
Integrys Energy Group, 6.00%, due 8/1/73(e)	181,652	4,657,557
NextEra Energy Capital Holdings, 5.70%, due 3/1/72, Series G	3,985	96,238
		4,753,795

FINANCE—INVESTMENT BANKER/BROKER 1.8%
Goldman Sachs Group, 5.95%, Series I	81,666	1,968,150
Goldman Sachs Group, 6.375%, Series K	197,505	5,002,802
Morgan Stanley, 6.875%(a)	339,231	8,864,106
Morgan Stanley, 6.375%, Series I	49,340	1,236,954
		17,072,012

INDUSTRIALS—CHEMICALS 1.3%
CHS, 6.75%	208,000	5,301,920
CHS, 7.10%, Series II(a)	260,000	6,916,000
		12,217,920

INSURANCE 4.1%
LIFE/HEALTH INSURANCE 0.2%
Principal Financial Group, 6.518%, Series B (FRN)	72,226	1,838,874

MULTI-LINE 1.5%
Hanover Insurance Group/The, 6.35%, due 3/30/53	78,400	1,888,656
Hartford Financial Services Group, 7.875%, due 4/15/42(a)	213,052	6,304,209
Kemper Corp., 7.375%, due 2/27/54	114,350	2,921,642
WR Berkley Corp., 5.625%, due 4/30/53	132,737	3,095,427
		14,209,934

MULTI-LINE—FOREIGN 1.2%
ING Groep N.V., 7.05% (Netherlands)	149,060	3,795,068
ING Groep N.V., 7.375% (Netherlands)(a)	294,873	7,534,005
		11,329,073

REINSURANCE 0.4%
Reinsurance Group of America, 6.20%, due 9/15/42	140,000	3,851,400

	Number of Shares	Value
REINSURANCE—FOREIGN 0.8%
Aspen Insurance Holdings Ltd., 5.95% (Bermuda)	117,169	$2,925,710
Aspen Insurance Holdings Ltd., 7.25% (Bermuda)	106,000	2,765,540
Axis Capital Holdings Ltd., 6.875%, Series C (Bermuda)	55,284	1,432,408
		7,123,658
TOTAL INSURANCE		38,352,939

INTEGRATED TELECOMMUNICATIONS SERVICES 0.4%
Qwest Corp., 6.125%, due 6/1/53(a)	80,000	1,857,600
Qwest Corp., 7.00%, due 4/1/52	78,395	1,972,418
		3,830,018

REAL ESTATE 6.9%
DIVERSIFIED 1.2%
Coresite Realty Corp., 7.25%, Series A	79,200	2,046,924
Lexington Realty Trust, 6.50%, Series C ($50 Par Value)(a)	96,586	4,580,108
National Retail Properties, 5.70%, Series E	73,266	1,747,394
NorthStar Realty Finance Corp., 8.50%, Series D	119,300	2,981,307
		11,355,733

FINANCE 0.2%
iStar Financial, 7.80%, Series F	79,630	1,962,083

HOTEL 0.9%
Hersha Hospitality Trust, 6.875%, Series C	134,345	3,472,818
Hospitality Properties Trust, 7.125%, Series D	95,000	2,433,900
Pebblebrook Hotel Trust, 7.875%, Series A(a),(b)	100,000	2,578,500
		8,485,218

INDUSTRIALS 0.6%
Gramercy Property Trust, 7.125%, Series B	151,270	3,804,441
Monmouth Real Estate Investment Corp., 7.875%, Series B	87,500	2,299,500
		6,103,941

OFFICE 1.1%
American Realty Capital Properties, 6.70%, Series F(a)	323,710	7,484,175
Corporate Office Properties Trust, 7.375%, Series L(a),(b)	100,000	2,581,000
		10,065,175

RESIDENTIAL—MANUFACTURED HOME 0.4%
Campus Crest Communities, 8.00%, Series A	94,068	2,356,403

	Number of Shares	Value
Equity Lifestyle Properties, 6.75%, Series C	60,843	$1,582,831
		3,939,234
SHOPPING CENTERS 2.5%
COMMUNITY CENTER 1.6%
Cedar Realty Trust, 7.25%, Series B(a)	219,000	5,726,850
DDR Corp., 6.50%, Series J	60,000	1,514,400
Inland Real Estate Corp., 8.125%, Series A	135,000	3,579,525
Saul Centers, 6.875%, Series C	79,140	2,057,640
Weingarten Realty Investors, 6.50%, Series F(a),(b)	101,803	2,566,454
		15,444,869
REGIONAL MALL 0.9%
CBL & Associates Properties, 7.375%, Series D(a)	324,982	8,287,041
TOTAL SHOPPING CENTERS		23,731,910
TOTAL REAL ESTATE		65,643,294

TRANSPORT—MARINE—FOREIGN 0.5%
Seaspan Corp., 6.375%, due 4/30/19 (Hong Kong)	62,325	1,594,897
Seaspan Corp., 9.50%, Series C (Hong Kong)(a)	56,054	1,498,323
Teekay Offshore Partners LP, 7.25%, Series A (Marshall Islands)	60,000	1,487,400
		4,580,620
UTILITIES 0.3%
SCE Trust III, 5.75%	112,175	2,963,664
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$227,110,590)		244,769,523

PREFERRED SECURITIES—CAPITAL SECURITIES 40.5%
BANKS 8.5%
Bank of America Corp., 6.25%, Series X	5,162,000	5,153,932
Citigroup Capital III, 7.625%, due 12/1/36(a)	4,700,000	5,840,826
Farm Credit Bank of Texas, 10.00%, Series I(a)	6,000	7,516,875
Goldman Sachs Capital I, 6.345%, due 2/15/34(a)	3,250,000	3,705,244
Goldman Sachs Capital II, 4.00%, (FRN)(a)	3,340,000	2,556,770
JPMorgan Chase & Co., 7.90%, Series I(a),(b)	16,500,000	17,943,750
JPMorgan Chase & Co., 6.75%, Series S	5,900,000	6,227,450
JPMorgan Chase & Co., 6.125%, Series U	1,900,000	1,889,550
JPMorgan Chase & Co., 6.10%, Series X	3,700,000	3,674,074
PNC Financial Services Group, 6.75%(a),(b)	4,000,000	4,440,456
Wells Fargo & Co, 5.90%, Series S	2,255,000	2,302,919
Wells Fargo & Co., 7.98%, Series K(a),(b)	13,475,000	14,813,067

	Number of Shares	Value
Zions Bancorp, 7.20%, Series J	3,997,000	$4,236,820
		80,301,733
BANKS—FOREIGN 14.6%
Baggot Securities Ltd., 10.24%, 144A (EUR) (Ireland)(d)	2,474,000	3,320,086
Banco Bilbao Vizcaya Argentaria SA, 7.00% (Spain)	2,600,000	3,464,771
Banco Bilbao Vizcaya Argentaria SA, 9.00% (Spain)	5,400,000	5,751,000
Banco do Brasil SA/Cayman, 9.00%, 144A (Brazil)(d)	5,550,000	5,411,805
Barclays Bank PLC, 7.625%, due 11/21/22 (United Kingdom)(a),(b)	3,375,000	3,633,187
Barclays Bank PLC, 6.86%, 144A (United Kingdom)(a),(d)	4,300,000	4,778,375
Barclays PLC, 8.00% (United Kingdom) (EUR)	2,050,000	2,705,770
Barclays PLC, 8.25% (United Kingdom)(a)	6,520,000	6,704,190
BBVA Bancomer SA Texas, 6.75%, due 9/30/22, 144A (Mexico)(d)	2,800,000	3,143,000
BNP Paribas, 7.195%, 144A (France)(a),(b),(d)	3,200,000	3,728,000
Commerzbank AG, 8.125%, due 9/19/23, 144A (Germany)(a),(d)	2,700,000	3,127,353
Coventry Building Society, 6.375% (United Kingdom)	1,300,000	2,015,292
Credit Agricole SA, 6.625%, 144A (France)(d)	2,800,000	2,674,773
Credit Agricole SA, 7.875%, 144A (France)(d)	3,109,000	3,149,806
Credit Suisse AG, 6.50%, due 8/8/23, 144A (Switzerland)(d)	2,000,000	2,180,100
Credit Suisse Group AG, 7.50%, 144A (Switzerland)(a),(d)	4,605,000	4,846,762
Dresdner Funding Trust I, 8.151%, due 6/30/31, 144A (Germany)(a),(d)	7,640,000	9,053,400
HBOS Capital Funding LP, 6.85% (United Kingdom)	3,300,000	3,325,163
HSBC Capital Funding LP, 10.176%, 144A (United Kingdom)(d)	8,442,000	12,747,420
HSBC Holdings PLC, 6.375% (United Kingdom)	2,000,000	2,000,000
Itau Unibanco Holding SA/Cayman Island, 5.50%, due 8/6/22, 144A (Brazil)(d)	1,800,000	1,786,500
Lloyds Banking Group PLC, 7.50% (United Kingdom)(a)	6,166,000	6,366,395
Nationwide Building Society, 10.25% (United Kingdom)(f)	4,790,000	9,706,637
Nationwide Building Society, 6.875%, Series EMTN (United Kingdom)	2,150,000	3,365,224
Nordea Bank AB, 6.125%, 144A (Sweden)(d)	2,600,000	2,557,781
Rabobank Nederland, 8.40% (Netherlands)	3,000,000	3,311,250
Rabobank Nederland, 11.00%, 144A (Netherlands)(a),(d)	4,800,000	6,360,000
Royal Bank of Scotland Group PLC, 7.648% (United Kingdom)(a)	5,691,000	6,686,925
SMFG Preferred Capital, 9.50%, 144A (FRN) (Cayman Islands)(a),(d)	2,500,000	3,087,500

	Number of Shares	Value
Societe Generale SA, 7.875%, 144A (France)(d)	3,400,000	$3,400,850
Standard Chartered PLC, 7.014%, 144A (United Kingdom)(a),(d)	2,250,000	2,538,837
UBS AG, 7.625%, due 8/17/22 (Switzerland)(a)	1,750,000	2,036,157
		138,964,309
FINANCE 2.4%
DIVERSIFIED FINANCIAL SERVICES 2.1%
General Electric Capital Corp., 7.125%, Series A(a),(b)	11,800,000	13,679,185
General Electric Capital Corp., 6.25%, Series B(a),(b)	6,000,000	6,492,924
		20,172,109
INVESTMENT BANKER/BROKER 0.3%
Goldman Sachs Group, 5.70%, Series L	2,750,000	2,803,394
TOTAL FINANCE		22,975,503

FOOD 0.8%
Dairy Farmers of America, 7.875%, 144A(d),(g)	68,100	7,339,907

INSURANCE 9.4%
LIFE/HEALTH INSURANCE 1.4%
MetLife Capital Trust X, 9.25%, due 4/8/38, 144A(a),(b),(d)	9,315,000	13,483,462

LIFE/HEALTH INSURANCE—FOREIGN 1.6%
Groupama SA, 6.375% (France)	3,900,000	4,962,841
La Mondiale Vie, 7.625% (France)	5,700,000	6,270,000
Sumitomo Life Insurance Co, 6.50%, due 9/20/73, 144A (Japan)(a),(d)	3,800,000	4,351,863
		15,584,704
MULTI-LINE 1.5%
American International Group, 8.175%, due 5/15/58, (FRN)(a)	7,223,000	9,769,107
MetLife, 10.75%, due 8/1/69(a)	3,000,000	4,860,000
		14,629,107
MULTI-LINE—FOREIGN 0.9%
Aviva PLC, 8.25% (United Kingdom)	2,700,000	3,033,561
AXA SA, 8.60%, due 12/15/30 (France)(a)	1,800,000	2,425,500
AXA SA, 6.463%, 144A (France)(a),(d)	3,050,000	3,220,800
		8,679,861
PROPERTY CASUALTY 0.8%
Liberty Mutual Group, 7.80%, due 3/15/37, 144A(a),(d)	6,000,000	7,087,500

	Number of Shares	Value
PROPERTY CASUALTY—FOREIGN 1.4%
Atradius Finance BV, 5.25%, due 9/23/44 (Netherlands)	3,200,000	$4,054,897
Mitsui Sumitomo Insurance Co., Ltd., 7.00%, due 3/15/72, 144A (Japan)(a),(d)	3,750,000	4,350,000
RL Finance Bonds No. 2 PLC, 6.125%, due 11/30/43 (United Kingdom)	2,650,000	4,505,807
		12,910,704
REINSURANCE—FOREIGN 1.8%
Aquarius + Investments PLC, 8.25% (Switzerland)	6,000,000	6,631,500
Catlin Insurance Co., 7.249%, 144A (Bermuda)(a),(d)	5,800,000	6,003,000
QBE Capital Funding III Ltd., 7.25%, due 5/24/41, 144A (Australia)(a),(d)	3,800,000	4,147,495
		16,781,995
TOTAL INSURANCE		89,157,333

INTEGRATED TELECOMMUNICATIONS SERVICES 1.0%
Centaur Funding Corp., 9.08%, due 4/21/20, 144A (Cayman)(a),(d)	6,254	7,852,679
Embarq Corp., 7.995%, due 6/1/36	2,000,000	2,166,800
		10,019,479
PIPELINES 1.2%
Enbridge Energy Partners LP, 8.05%, due 10/1/37(a)	7,700,000	8,701,000
Enterprise Products Operating LLC, 7.034%, due 1/15/68, Series B(a)	2,150,000	2,431,304
		11,132,304
UTILITIES 2.6%
ELECTRIC UTILITIES 0.6%
FPL Group Capital, 7.30%, due 9/1/67, Series D(a)	5,200,000	5,695,154

ELECTRIC UTILITIES—FOREIGN 0.8%
Enel SpA, 8.75%, due 9/24/73, 144A (Italy)(d)	6,260,000	7,285,388

MULTI-UTILITIES 1.2%
Dominion Resources, 5.75%, due 10/1/54	4,883,000	4,951,025
Dominion Resources, 7.50%, due 6/30/66, Series A(a),(b)	3,720,000	4,006,812

	Number of Shares	Value
PPL Capital Funding, 6.70%, due 3/30/67, Series A	3,000,000	$3,040,725
		11,998,562
TOTAL UTILITIES		24,979,104
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$344,941,655)		384,869,672

	Principal Amount
CORPORATE BONDS 1.0%
INSURANCE-PROPERTY CASUALTY 0.7%
Liberty Mutual Insurance, 7.697%, due 10/15/97, 144A(a),(d)	$5,250,000	6,241,205

INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Frontier Communications Corp., 9.00%, due 8/15/31(a)	3,000,000	3,127,500
TOTAL CORPORATE BONDS (Identified cost—$7,778,544)		9,368,705

		Number of Shares
SHORT-TERM INVESTMENTS 0.7%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, 0.00%(h)		6,500,000	6,500,000
TOTAL SHORT-TERM INVESTMENTS (Identified cost—$6,500,000)			6,500,000
TOTAL INVESTMENTS (Identified cost—$1,064,974,673)	135.4%		1,285,357,165
LIABILITIES IN EXCESS OF OTHER ASSETS	(35.4)		(336,278,566)
NET ASSETS (Equivalent to $19.87 per share based on 47,769,767 shares of common stock outstanding)	100.0%		$949,078,599

Note: Percentages indicated are based on the net assets of the Fund.

(a)         All or a portion of the security is pledged as collateral in connection with the Fund’s revolving credit agreement. $728,688,964 in aggregate has been pledged as collateral.

(b)         A portion of the security has been rehypothecated in connection with the Fund’s revolving credit agreement. $319,474,494 in aggregate has been rehypothecated.

(c)          Non-income producing security.

(d)         Resale is restricted to qualified institutional investors. Aggregate holdings equal 16.8% of the net assets of the Fund, of which 0.8% are illiquid.

(e)          A portion of the security is segregated as collateral for open forward foreign currency exchange contracts. $1,025,600 in aggregate has been segregated as collateral.

(f)           Fair valued security. This security has been valued at its fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Board of Directors. Aggregate fair valued securities represent 1.0% of the net assets of the Fund.

(g)          Illiquid security. Aggregate holdings equal 0.8% of the net assets of the Fund.

(h)         Rate quoted represents the annualized seven-day yield of the Fund.

Forward foreign currency exchange contracts outstanding at September 30, 2014 were as follows:

Counterparty	Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation (Depreciation)
Brown Brothers Harriman	EUR	3,042,815	USD	3,942,301	10/2/14	$99,073
Brown Brothers Harriman	EUR	11,660,365	USD	15,362,974	10/2/14	635,345
Brown Brothers Harriman	GBP	13,081,771	USD	21,713,961	10/2/14	506,445
Brown Brothers Harriman	USD	18,577,468	EUR	14,703,180	10/2/14	(6,610)
Brown Brothers Harriman	USD	21,211,699	GBP	13,081,771	10/2/14	(4,184)
Brown Brothers Harriman	EUR	14,635,407	USD	18,493,754	11/4/14	4,550
Brown Brothers Harriman	GBP	12,504,593	USD	20,267,995	11/4/14	1,975
						$1,236,594

Glossary of Portfolio Abbreviations

EUR	Euro Currency
FRN	Floating Rate Note
GBP	Great British Pound
REIT	Real Estate Investment Trust
USD	United States Dollar

Cohen & Steers REIT and Preferred Income Fund, Inc.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. Exchange traded options are valued at their last sale price as of the close of options trading on applicable exchanges on the valuation date. In the absence of a sale price on such day, options are valued at the average of the quoted bid and ask prices as of the close of business. Over-the-counter options are valued based upon prices provided by the respective counterparty. Forward contracts are valued daily at the prevailing forward exchange rate.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

                Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment manager) to be over-the-counter, are valued at the last sale price on the valuation date as reported by sources deemed appropriate by the Board of Directors to reflect their fair market value. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the investment manager, pursuant to delegation by the Board of Directors, to reflect the fair market value of such securities.

                Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value.

                The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment manager, subject to the oversight of the Board of Directors. The investment manager has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures

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allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

                Securities for which market prices are unavailable, or securities for which the investment manager determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

 Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

                The Fund’s use of fair value pricing may cause the net asset value of Fund shares to differ from the net asset value that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

                Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability.  The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•      Level 1 — quoted prices in active markets for identical investments

•                  Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

                For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfer at the end of the period in which the underlying event causing the movement occurred. Changes in valuation techniques may result in transfers into or out of an

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assigned level within the disclosure hierarchy. There were no transfers between Level 1 and Level 2 securities as of September 30, 2014.

  The following is a summary of the inputs used as of September 30, 2014 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices In Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)(a)
Common Stock	$639,849,265	$639,849,265	$—	$—
Preferred Securities - $25 Par Value - Banks	79,826,657	61,456,533	11,747,249	6,622,875	(b)
Preferred Securities - $25 Par Value - Other Industries	164,942,866	164,942,866	—	—
Preferred Securities - Capital Securities - Food	7,339,907	—	—	7,339,907	(b)
Preferred Securities - Capital Securities - Other Industries	377,529,765	—	377,529,765	—
Corporate Bonds	9,368,705	—	9,368,705	—
Money Market Funds	6,500,000	—	6,500,000	—
Total Investments(c)	$1,285,357,165	$866,248,664	$405,145,719	$13,962,782
Forward foreign currency exchange contracts	$1,247,388	$—	$1,247,388	$—
Total Appreciation in Other Financial Instruments(c)	$1,247,388	$—	$1,247,388	$—
Forward foreign currency exchange contracts	$(10,794)	$—	$(10,794)	$—
Total Depreciation in Other Financial Instruments(c)	$(10,794)	$—	$(10,794)	$—

(a)   Certain of the Fund’s investments are categorized as Level 3 and were valued utilizing third party pricing information without adjustment. Such valuations are based on significant unobservable inputs. A change in the significant unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

(b)   Valued by a pricing service utilizing independent broker quotes.

(c)   Portfolio holdings are disclosed individually on the Schedule of Investments.

                Following is a reconciliation of investments for which significant unobservable inputs (Level 3) were used in determining fair value:

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	Total Investments in Securities	Common Stock - Real Estate - Industrials	Preferred Securities - $25 Par Value - Banks	Preferred Securities - Capital Securities - Banks - Foreign	Preferred Securities - Capital Securities - Food
Balance as of December 31, 2013	$20,824,973	$3,866,999	$5,329,812	$4,418,074	$7,210,088
Purchases	6,062,196	—	1,018,750	5,043,446	—
Amortization	(35)	—	—	(35)	—
Change in unrealized appreciation (depreciation)	961,176	311,892	274,313	245,152	129,819
Transfers out of Level 3(a)	(13,885,528)	(4,178,891)	—	(9,706,637)	—
Balance as of September 30, 2014	$13,962,782	$—	$6,622,875	$—	$7,339,907

                The change in unrealized appreciation (depreciation) attributable to securities owned on September 30, 2014 which were valued using significant unobservable inputs (Level 3) amounted to $404,132.

(a) As of December 31, 2013, the Fund used significant unobservable inputs in determining the value of certain investments. As of September 30, 2014, the Fund used significant observable inputs and/or quoted prices in determining the value of the same investments.

Note 2.   Derivative Instruments

                The following is a summary of the Fund’s derivative instruments as of September 30, 2014:

Forward foreign currency exchange contracts	$1,236,594

                The following summarizes the volume of the Fund’s forward foreign currency exchange contracts activity during the nine months ended September 30, 2014:

Forward foreign currency exchange contracts
Average Notional Balance	$30,587,231
Ending Notional Balance	38,761,749

                Options:  The Fund writes covered call options on securities and may write put or call options on an index and put options on securities with the intention of earning option premiums. Option

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premiums may increase the Fund’s realized gains and therefore may help increase distributable income. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is recorded on the Statement of Assets and Liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. When an option expires, the Fund realizes a gain on the option to the extent of the premium received. Premiums received from writing options which are exercised or closed are added to or offset against the proceeds or amount paid on the transaction to determine the realized gain or loss. If a put option on a security is exercised, the premium reduces the cost basis of the security purchased by the Fund.  If a call option is exercised, the premium is added to the proceeds of the security sold to determine the realized gain or loss. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the underlying index or security. Other risks include the possibility of an illiquid options market or the inability of the counterparties to fulfill their obligations under the contracts.

                Transactions in written options during the for the nine months ended September 30, 2014, were as follows:

	Number
	of Contracts	Premiums
Options outstanding at December 31, 2013	2,832	$57,682
Options expired	(2,832)	(57,682)
Options outstanding at September 30, 2014	—	$—

                Forward Foreign Currency Exchange Contracts: The Fund enters into forward foreign currency exchange contracts to hedge the currency exposure associated with certain of its non-U.S. dollar denominated securities. A forward foreign currency exchange contract is a commitment between two parties to purchase or sell foreign currency at a set price on a future date. The market value of a foreign forward currency exchange contract fluctuates with changes in foreign currency exchange rates. These contracts are marked to market daily and the change in value is recorded by the Fund as unrealized appreciation and/or depreciation on foreign currency translations. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are included in net realized gain or loss on foreign currency transactions. For federal income tax purposes, the Fund has made an election to treat gains and losses from forward foreign currency exchange contracts as capital gains and losses.

                Forward foreign currency exchange contracts involve elements of market risk in excess of the amounts reflected on the Schedule of Investments. The Fund bears the risk of an unfavorable change in the foreign exchange rate underlying the contract. Risks may also arise upon entering these contracts from the potential inability of the counterparties to meet the terms of their contracts. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective contracts.

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NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Note 3.   Income Tax Information

                As of September 30, 2014, the federal tax cost and net unrealized appreciation and depreciation in value of securities held were as follows:

Cost for federal income tax purposes	$1,064,974,673
Gross unrealized appreciation	$232,440,411
Gross unrealized depreciation	(12,057,919)
Net unrealized appreciation	$220,382,492

Item 2. Controls and Procedures

(a)                                 The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)                                 During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS REIT AND PREFERRED INCOME FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Treasurer and Principal Financial Officer

Date: November 25, 2014